T. ROWE PRICE Retirement 2020 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 45.9%
T. Rowe Price Funds:
New Income Fund  2,051,988 167,096 254,390 254,088,369 2,037,789
Limited Duration Inflation Focused
Bond Fund  1,667,177 189,376 214,347 356,014,164 1,669,706
International Bond Fund (USD
Hedged)  709,289 65,827 74,700 84,702,807 724,209
Dynamic Global Bond Fund  472,805 25,507 32,687 60,931,759 478,314
U.S. Treasury Long-Term Index
Fund  471,272 33,041 74,073 62,513,733 465,727
Emerging Markets Bond Fund  458,081 23,894 61,655 47,217,286 441,482
High Yield Fund  440,485 24,338 81,481 67,054,352 400,315
Dynamic Credit Fund  177,436 11,690 10,084 20,367,543 182,493
Floating Rate Fund  168,705 10,052 42,351 14,761,332 136,985
Total Bond Mutual Funds (Cost $7,201,354) 6,537,020
EQUITY MUTUAL FUNDS 52.6%
T. Rowe Price Funds:
Value Fund  1,162,469 90,022 150,176 22,649,128 1,074,928
Growth Stock Fund  1,068,553 69,820 148,543 9,463,907 1,005,256
Hedged Equity Fund  807,284 24,924 116,337 59,897,693 757,706
Equity Index 500 Fund  737,035 8,693 51,471 4,603,053 721,805
U.S. Large-Cap Core Fund  774,828 50,720 97,588 17,152,241 716,792
Overseas Stock Fund  588,102 17,739 57,503 39,998,702 536,383
International Value Equity Fund  559,293 18,487 58,761 28,546,129 529,245
Real Assets Fund  523,624 19,067 59,329 32,762,521 481,281
International Stock Fund  496,731 11,148 55,892 22,319,288 458,661
Mid-Cap Growth Fund  285,950 26,705 49,131 2,456,836 243,817
Mid-Cap Value Fund  271,631 33,468 49,404 7,285,952 236,502
Emerging Markets Discovery Stock
Fund  196,267 10,107 25,155 13,182,534 186,665
Emerging Markets Stock Fund  164,460 9,426 16,124 4,689,226 158,824
Small-Cap Value Fund  161,532 16,072 19,849 2,933,882 154,557
Small-Cap Stock Fund  155,582 22,909 42,962 2,160,343 122,038
New Horizons Fund (2) 121,813 5,767 15,403 2,002,939 112,044
Total Equity Mutual Funds (Cost $4,474,463) 7,496,504
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,104 116,725 116,773 20,461 1,988
Total Other Mutual Funds (Cost $2,048) 1,988

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds  1.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 220,108 413,251 422,013 211,346,359 211,346
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 18,000,000 17,968
Total Short-Term Investments (Cost $229,310) 229,314
Total Investments in Securities 100.1%
(Cost $11,907,175) $ 14,264,826
Other Assets Less Liabilities (0.1)% (8,991)
Net Assets 100.0% $ 14,255,835
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 202 MSCI EAFE Index contracts 3/25 24,539 $ 1,312
Short, 463 Russell 2000 E-Mini Index contracts 3/25 (50,127) 4,860
Short, 307 S&P 500 E-Mini Index contracts 3/25 (91,536) 2,501
Net payments (receipts) of variation margin to date (10,449)
Variation margin receivable (payable) on open futures contracts $ (1,776)

T. ROWE PRICE Retirement 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (39) $ 3,451 $ 10,391
Dynamic Global Bond Fund  (1,780) 12,689 12,977
Emerging Markets Bond Fund  (7,906) 21,162 23,193
Emerging Markets Discovery Stock Fund  (1,347) 5,446 7,851
Emerging Markets Stock Fund  100 1,062 3,176
Equity Index 500 Fund  63,050 27,548 7,684
Floating Rate Fund  (974) 579 9,345
Growth Stock Fund  127,585 15,426 2,106
Hedged Equity Fund  31,701 41,835 11,798
High Yield Fund  (5,850) 16,973 23,687
International Bond Fund (USD Hedged)  (6,843) 23,793 20,504
International Stock Fund  10,873 6,674 8,476
International Value Equity Fund  12,884 10,226 17,431
Limited Duration Inflation Focused Bond Fund  (13,114) 27,500 70,821
Mid-Cap Growth Fund  31,117 (19,707) 1,666
Mid-Cap Value Fund  35,604 (19,193) 4,920
New Horizons Fund  7,206 (133) —
New Income Fund  (26,518) 73,095 75,320
Overseas Stock Fund  15,452 (11,955) 17,196
Real Assets Fund  1,953 (2,081) 11,895
Small-Cap Stock Fund  27,832 (13,491) 1,873
Small-Cap Value Fund  15,218 (3,198) 2,582
Transition Fund  (775) (68) —
U.S. Large-Cap Core Fund  62,867 (11,168) 8,476
U.S. Treasury Long-Term Index Fund  (21,555) 35,487 14,095
Value Fund  116,291 (27,387) 18,638
U.S. Treasury Money Fund, 4.44% — — 7,275
Totals $ 473,032# $ 214,565 $ 393,376+

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $281,375 of the net realized gain (loss).
+ Investment income comprised $393,376 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.
Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on
February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Retirement 2020 Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F141-054Q3 02/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 6,537,020 $ — $ — $ 6,537,020
Equity Mutual Funds 7,496,504 — — 7,496,504
Other Mutual Funds 1,988 — — 1,988
Short-Term Investments 211,346 17,968 — 229,314
Total Securities 14,246,858 17,968 — 14,264,826
Futures Contracts* 8,673 — — 8,673
Total $ 14,255,531 $ 17,968 $ — $ 14,273,499
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.